Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Jul. 03, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 21, 2017